Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Registrant Name	Lumen Technologies, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-07784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe,
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0000018926
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no-par value per share
Trading Symbol	LUMN
Security Exchange Name	NASDAQ
6.5% Notes Due 2056 | Qwest Corporation
Document Information [Line Items]
Title of 12(b) Security	6.5% Notes Due 2056
Trading Symbol	CTGG
Security Exchange Name	NASDAQ
6.75% Notes Due 2057 | Qwest Corporation
Document Information [Line Items]
Title of 12(b) Security	6.75% Notes Due 2057
Trading Symbol	CTHH
Security Exchange Name	NASDAQ